Interests in other entities	12 Months Ended
Mar. 31, 2024
Interests In Other Entities [Abstract]
Interests in other entities	Interests in other entities
Joint ventures and associates
The Group holds interests in joint ventures and associates that are individually not material.

(EUR thousand)	As of March 31
	2024	2023	2022
Aggregate carrying amount of individually immaterial joint ventures and associates	150	230	2,650
Aggregate amount of the Group's share of:
Loss from continuing operations	(63)	(111)	(720)
Other comprehensive loss	(17)	—	—
Total comprehensive loss	(80)	(111)	(720)
As of March 31, 2024 the net book value of loans granted by the Group to joint ventures and associates is EUR0.8 million (EUR0.1 million as of March 31, 2023).
Other investments
Other investments represent equity securities not held for trading, are comprised of minority shares in technology companies active in the post-purchase solutions domain, with subsequent changes in fair value recognized through other comprehensive income.

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Opening balance as of April 1	7,051	3,881	753
Additions	490	2,000	3,878
Fair value adjustment	(2,546)	1,343	150
Derecognition due to step acquisition	—	—	(900)
Reclassification to joint ventures and associates	—	(173)	—
Closing balance as of March 31	4,995	7,051	3,881
Non-controlling interests
Non-controlling interests represent the participating interests of third parties in the Group's equity and are comprised of the following Group entities:

(EUR thousand)	As of March 31
Non-controlling interests	2024	2023	2022
Global Blue TFS Japan Co Ltd	7,397	4,555	3,180
Global Blue Lebanon SAL	(14)	107	299
Global Blue Touristik Hizmetler A.Ş.	964	1,302	713
Bahama’s VAT Refund Ltd	76	—	—
Global Blue Russia AO	—	—	1,153
Global Blue Russia Holdings B.V.	—	—	349
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S	(16)	6	38
Total Non-controlling interests	8,407	5,970	5,732
Summarized financial information on subsidiaries with material non-controlling interest
Set out below is the summarized financial information for each subsidiary that has a non-controlling interest that is deemed material for the Group.

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.		Global Blue Turistik Hizmetler A.Ş.
	As of March 31
	2024	2023	2024	2023
Current
Assets	52,936	16,327	4,718	5,493
Liabilities	40,863	17,976	4,135	4,221
Total current net assets / (liabilities)	12,073	(1,649)	583	1,272
Non- current
Assets	3,196	10,951	1,089	1,329
Liabilities	11	13	521	600
Total non-current net assets	3,185	10,938	568	729
Net assets	15,258	9,289	1,151	2,001

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2024	2023	2022	2024	2023	2022
Revenue	25,665	10,076	3,384	4,972	5,351	3,452
Profit / (loss) for the year	12,410	3,249	(1,320)	2,463	3,093	2,067

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2024	2023	2022	2024	2023	2022
Net increase / (decrease) in cash and cash equivalents	4,580	7,954	(23)	(700)	420	721